Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2012
Registrant Name	dei_EntityRegistrantName	CITIZENSSELECT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001167368
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2012
CitizensSelect Prime Money Market Fund (First Prospectus Summary) | CitizensSelect Prime Money Market Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CZAXX
CitizensSelect Treasury Money Market Fund (First Prospectus Summary) | CitizensSelect Treasury Money Market Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEAXX
CitizensSelect Prime Money Market Fund (Second Prospectus Summary) | CitizensSelect Prime Money Market Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CZBXX
CitizensSelect Treasury Money Market Fund (Second Prospectus Summary) | CitizensSelect Treasury Money Market Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEBXX
CitizensSelect Prime Money Market Fund (Third Prospectus Summary) | CitizensSelect Prime Money Market Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CZCXX
CitizensSelect Treasury Money Market Fund (Third Prospectus Summary) | CitizensSelect Treasury Money Market Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CECXX
CitizensSelect Prime Money Market Fund (Fourth Prospectus Summary) | CitizensSelect Prime Money Market Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CZDXX
CitizensSelect Treasury Money Market Fund (Fourth Prospectus Summary) | CitizensSelect Treasury Money Market Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEDXX